EMPLOYEE BENEFIT PLANS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Defined Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	$ 361	$ 391
Prior service cost	(22)	(28)
Total	339	363
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	24
Prior service cost	(5)
Total	19
Components of net periodic benefit cost
Service cost	32	27	$ 31
Interest cost	43	45	40
Expected return on assets	(57)	(56)	(50)
Amortization of prior service benefit	(6)	(6)	(7)
Amortization of actuarial loss	32	19	35
Net periodic benefit cost	44	29	49
Non-U.S. Defined Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	952	968
Prior service cost	(35)	(2)
Total	917	966
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	51
Prior service cost	(4)
Total	47
Components of net periodic benefit cost
Service cost	40	32	38
Interest cost	79	102	90
Expected return on assets	(143)	(138)	(124)
Amortization of prior service benefit			1
Amortization of actuarial loss	51	41	49
Settlement loss		13	12
Special termination benefits	3	3	9
Net periodic benefit cost	30	53	75
U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	38	50
Prior service cost	(58)	(23)
Total	(20)	27
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	2
Prior service cost	(7)
Total	(5)
Components of net periodic benefit cost
Service cost	4	3	4
Interest cost	5	5	5
Amortization of prior service benefit	(5)	(4)	(2)
Amortization of actuarial loss	3	1	2
Net periodic benefit cost	7	5	$ 9
Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	1	1
Total	$ 1	$ 1